Trade Receivables - Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables – Net [Abstract]
Schedule of age of net receivables that are past due
	At December 31,
	2022	2021

30 - 60 days	$149,250	$355,633
61 - 90 days	709,781	62,387
91 + days	1,000,937	93,504
Total	$1,859,968	$511,524

Schedule of allowance for doubtful accounts
	2022	2021

Balance at beginning of year	$224,569	$233,355
Provisions	25,163	22,247
Cancellation	(834)
Account recoveries		(2,708)
Translations effects	(22,466)	(28,325)
Balance at end of year	$226,432	$224,569